Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets
Intangible Assets

Note 12

Intangible Assets

	2024			2023			2022
EUR’000	Software	Goodwill	Total	Software	Goodwill	Total	Software
Cost
Beginning of period	693	16,707	17,400	662	—	662	434
Acquisition of businesses	—	—	—	—	16,919	16,919	—
Additions	410	—	410	31	—	31	228
Disposals	(38)	—	(38)	—	—	—	—
Exchange differences	4	1,056	1,060	—	(212)	(212)	—
31 December	1,069	17,763	18,832	693	16,707	17,400	662
Accumulated depreciation
Beginning of period	453	—	453	243	—	243	32
Depreciation charge	189	—	189	210	—	210	211
31 December	642	—	642	453	—	453	243
Net book value	427	17,763	18,190	240	16,707	16,947	419

Software additions during 2024 and 2023 are mainly related to developments of the Company’s software solutions.

Additions in 2022 primarily reflect developments of the Enterprise Resource Planning (ERP) system, as well as Vessel and Crew Management software.

Goodwill of EUR 16.9 million was recognised on 19 December 2023 relating to the Eneti acquisition. The Group has two CGUs being the transport and installation of offshore wind turbine generators and foundations vessels (WTGFIV), Cadeler’s O-Class vessels, Wind Peak and Scylla; and the maintenance of offshore wind turbine generators (O&MV) cash-generating unit, comprising Zaratan.

Goodwill arising from the acquisition of Eneti is allocated to a single cash generating unit (CGU), being the transport and installation of offshore wind turbine generators and foundation installation vessels (WTGFIV) as it is from this CGU that the synergies are expected to arise.

The Company has performed an impairment test on the Group’s CGU. For more information related to impairment test please refer to Note 13.

Accounting policies

Goodwill is tested for impairment at least once a year or sooner if an impairment indication arises. Impairment testing is performed for each CGU to which goodwill is allocated, as determined by Management.

Intangible assets, such as software, are recognised at cost less accumulated depreciation and accumulated impairment losses. The cost of an intangible asset initially recognised includes its purchase price and any directly attributable costs necessary to prepare the asset for its intended use. Depreciation is calculated on a straight-line basis over the estimated useful life, which is 3 years for software.

If the carrying amount of intangible assets exceeds the recoverable amount, an impairment loss is recognised in profit or loss. Goodwill impairment losses are not subsequently reversed.